Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program is designed to align with industry best practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for regularly conducting data protection impact assessments on information systems, monitoring the information about the security vulnerabilities of our systems, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing data security emergency response plans and adopting remedial measures, and informing management and our board of directors of material cybersecurity threats and incidents. Our cybersecurity team is responsible for assessing our cybersecurity risk management program and we currently do not engage third parties for such assessment. In addition, our cybersecurity team provides training to all key employees for product development regularly.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program is designed to align with industry best practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for regularly conducting data protection impact assessments on information systems, monitoring the information about the security vulnerabilities of our systems, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing data security emergency response plans and adopting remedial measures, and informing management and our board of directors of material cybersecurity threats and incidents.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors has overall oversight responsibility for our risk management, and is charged with oversight of our cybersecurity risk management program. The board is responsible for monitoring the implementation of our risk management policies across our company, ensuring that our company has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our chief information officer, which receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our chief information officer and dedicated personnel are experienced information systems security professionals and information security managers with extensive experience in fields such as corporate governance and regulatory management. Our chief information manager held senior management positions in global compliance, internal control, and anti-corruption management systems. With deep expertise in corporate regulatory frameworks, our cybersecurity team is highly proficient in building and overseeing internal and external compliance programs, risk management, and regulatory operations. The management regularly updates the board of directors on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports when cybersecurity incidents arise.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board is responsible for monitoring the implementation of our risk management policies across our company, ensuring that our company has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs.
Cybersecurity Risk Role of Management [Text Block]	Our cybersecurity programs are under the direction of our chief information officer, which receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our chief information officer and dedicated personnel are experienced information systems security professionals and information security managers with extensive experience in fields such as corporate governance and regulatory management. Our chief information manager held senior management positions in global compliance, internal control, and anti-corruption management systems. With deep expertise in corporate regulatory frameworks, our cybersecurity team is highly proficient in building and overseeing internal and external compliance programs, risk management, and regulatory operations. The management regularly updates the board of directors on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports when cybersecurity incidents arise.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our chief information officer and dedicated personnel are experienced information systems security professionals and information security managers with extensive experience in fields such as corporate governance and regulatory management. Our chief information manager held senior management positions in global compliance, internal control, and anti-corruption management systems. With deep expertise in corporate regulatory frameworks, our cybersecurity team is highly proficient in building and overseeing internal and external compliance programs, risk management, and regulatory operations.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity programs are under the direction of our chief information officer, which receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true